INVESTMENT SECURITIES - Additional Information (Details)					12 Months Ended
	Jul. 28, 2020 CNY (¥) shares	Jul. 28, 2020 USD ($) shares	Sep. 07, 2018 CNY (¥)	Sep. 07, 2018 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)
Marketable Securities [Line Items]
Cash consideration			¥ 20,587,500	$ 3,000,000
Unrealized gain on disposal of an investment security					¥ 1,456,370	$ 208,098
Unrealized gain on an available-for-sale investment, net of nil income taxes					1,456,370	223,198	¥ 1,591,098	$ 230,731	¥ 1,693,634	$ 256,068
Unrealized gain on an available-for-sale investment, income taxes | ¥					0		0		0
Losses on change in fair value of warrants					5,268	$ 750	274,829	$ 39,854	490,661	$ 74,185
Mengmei
Marketable Securities [Line Items]
Number of redeemable convertible preferred shares acquired				9,375,000
Equity interest acquired (as a percent)			8.15%	8.15%
Unrealized gain on an available-for-sale investment, income taxes | ¥					0		¥ 0		¥ 0
Term of warrants						3 years
Equity interest after exercise of warrants						51.00%
Percentage of equity value considered for determining exercise price of warrants						100.00%
Jinxin Fertility Group Company Limited | Shares sale and purchase agreement
Marketable Securities [Line Items]
Cash consideration | ¥	¥ 25,023,165
Unrealized gain on an available-for-sale investment, net of nil income taxes					¥ 4,863,233	$ 694,897
Number of shares sold | shares	9,375,000	9,375,000
Cash consideration		$ 3,580,108
Maximum | Mengmei
Marketable Securities [Line Items]
Exercise price of warrants						200,000,000
Minimum | Mengmei
Marketable Securities [Line Items]
Exercise price of warrants						$ 100,000,000